UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.00

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	5/31/06

Date of reporting period:	2/28/06

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

February 28, 2006 (Unaudited)	Columbia Connecticut Municipal Reserves

		Par ($)	Value ($)*
Municipal Bonds – 99.6%
CONNECTICUT – 83.2%
CT ABN AMRO Munitops Certificates Trust
	Series 2005,
	SPA: ABN Amro Bank N.V.
	3.210% 07/01/13(a)(b)	2,500,000	2,500,000
CT Brookfield
	Series 2005,
	4.000% 06/15/06	4,000,000	4,012,643
CT Development Authority
	Health Care Revenue,
	Independent Living Program,
	Series 1990,
	LOC: JPMorgan Chase Bank
	3.190% 07/01/15(a)	4,700,000	4,700,000
	Industrial Development Revenue,
	Series 1984,
	LOC: Wachovia Bank
	3.060% 12/01/14(a)	2,000,000	2,000,000
	Pierce Memorial Baptists Home, Inc.,
	Series 1999,
	LOC: LaSalle National Bank
	3.140% 10/01/28(a)	1,800,000	1,800,000
	Pollution Control Revenue,
	Central Vermont Public Service,
	Series 1985,
	LOC: Citizens Bank of Rhode Island
	3.210% 12/01/15(a)	2,600,000	2,600,000
	Solid Waste Program,
	Rand-Whitney Containerboard LP,
	Series 1993, AMT,
	LOC: Bank of Montreal
	3.230% 08/01/23(a)	2,555,000	2,555,000
	Water Facility Revenue:
	Series 2004 A, AMT,
	LOC: Citizens Bank of Rhode Island
	3.220% 07/01/28(a)	1,250,000	1,250,000
	Series 2004 B,
	LOC: Citizens Bank of Rhode Island
	3.180% 09/01/28(a)	1,125,000	1,125,000
CT Health & Educational Facilities Authority
	Ascension Health,
	Series 1999 B,
	3.160% 11/15/29(a)	3,900,000	3,900,000
	Hospital of St. Raphael,
	Series 2004 M,
	LOC: KBC Bank N.V.
	3.160% 07/01/24(a)	6,705,000	6,705,000
	Series 2004,
	Insured: FGIC,
	SPA: Merrill Lynch Capital Services,
	GTY AGMT: Merrill Lynch & Co.
	3.450% 08/12/19(a)(b)	3,375,000	3,375,000
	Taft School,
	Series 2000 E,
	LOC: First Union National Bank
	3.190% 07/01/30(a)	4,000,000	4,000,000

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
CONNECTICUT – (continued)
	University of Hartford,
	Series 2004 F,
	LOC: Citizens Bank of Rhode Island
	3.180% 07/01/34(a)	4,000,000	4,000,000
	Yale University:
	Series 1997 T-1,
	2.950% 07/01/29(a)	2,500,000	2,500,000
	Series 2001 V-1,
	3.000% 07/01/36(a)	1,600,000	1,600,000
	Series 2005 Y-2,
	3.000% 07/01/35(a)	100,000	100,000
	Series 2005 Y-3
	3.000% 07/01/35(a)	1,700,000	1,700,000
CT Housing Finance Authority
	Series 2002,
	Insured: AMBAC,
	SPA: FHLB
	3.180% 11/15/23(a)	350,000	350,000
	Series 2005, AMT:
	LIQ FAC: Landesbank Hessen-Thuringen,
	GIC: Rabobank International
	3.230% 11/15/09(a)(b)	5,710,000	5,710,000
	LIQ FAC: Lehman Liquidity
	3.280% 11/15/29(a)(b)	9,000,000	9,000,000
CT Manchester
	Series 2005,
	3.750% 07/06/06	4,144,000	4,159,154
CT New Canaan Housing Authority
	Northwestern Connecticut YMCA,
	Series 2001,
	LOC: First Union National Bank
	3.180% 08/01/31(a)	900,000	900,000
CT Regional School District No. 005
	Series 2005,
	4.500% 11/29/06	2,000,000	2,018,105
CT Special Tax Obligation Revenue
	Series 2000-1,
	Insured: FGIC
	3.170% 09/01/20(a)	1,150,000	1,150,000
	Series 2002,
	Insured: FSA
	3.200% 10/01/09(a)(b)	1,000,000	1,000,000
	Series 2003,
	Insured: AMBAC
	3.200% 02/01/22(a)	3,015,000	3,015,000
CT State
	Series 2001,
	LIQ FAC: JPMorgan Chase Bank
	2.990% 06/15/15(a)(b)	175,000	175,000
	Series 2004-432,
	Insured: FGIC,
	LIQ FAC: JPMorgan Chase Bank
	3.210% 04/01/12(a)(b)	1,995,000	1,995,000

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
CONNECTICUT – (continued)
	Series 2005 C,
	3.000% 06/01/06	2,585,000	2,582,886
	Series 2005,
	Insured: AMBAC,
	SPA: Dexia Credit Local de France
	3.200% 06/01/20(a)(b)	2,000,000	2,000,000
CT University
	Series 2004,
	Insured: MBIA,
	SPA: Merrill Lynch Capital Services
	3.200% 01/15/11(a)(b)	3,100,000	3,100,000
CONNECTICUT TOTAL			87,577,788
FLORIDA – 2.4%
FL Orange County Housing Finance Authority
	River Glen of Orlando,
	Series 2001 E,
	Insured: FNMA,
	LIQ FAC: FNMA
	3.200% 08/15/31(a)	2,560,000	2,560,000
FLORIDA TOTAL			2,560,000
PUERTO RICO – 14.0%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2002-1,
	Insured: MBIA,
	LIQ FAC: Bank of New York
	3.210% 07/01/20(a)(b)	3,000,000	3,000,000
	Series 2005-681,
	Insured: FGIC,
	LIQ FAC: JPMorgan Chase Bank
	3.170% 07/01/12(a)(b)	1,775,000	1,775,000
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2006,
	Insured: AMBAC,
	SPA: Merrill Lynch Capital Services
	3.400% 07/01/18(a)(b)	1,200,000	1,200,000
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2003-363,
	Insured: AMBAC,
	LIQ FAC: JPMorgan Chase Bank
	3.170% 12/01/19(a)(b)	1,000,000	1,000,000
PR Commonwealth of Puerto Rico
	Series 2000-620,
	Insured: MBIA,
	LOC: Merrill Lynch Capital Services
	3.170% 01/01/16(a)(b)	2,000,000	2,000,000
	Series 2001,
	Insured: FSA,
	LIQ FAC: Bank of New York
	3.200% 07/01/27(a)(b)	4,775,000	4,775,000

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
PUERTO RICO – (continued)
	Series 2004-441,
	Insured: MBIA,
	LIQ FAC: JPMorgan Chase Bank

	3.170% 01/01/09(a)(b)	1,000,000	1,000,000
PUERTO RICO TOTAL			14,750,000

	Total Municipal Bonds (cost of $104,887,788)		104,887,788

	Total Investments – 99.6% (cost of $104,887,788)(c)		104,887,788

	Other Assets & Liabilities, Net – 0.4%		390,474

	Net Assets – 100.0%		105,278,262

Notes to Investment Portfolio:
*

Security Valuation:

Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act, provided certain conditions are met. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. Investments in other investment companies are valued at net asset value.

(a)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at February 28, 2006.

(b)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration. At February 28, 2006, the value of these securities amounted to $43,605,000, which represents 41.4% of net assets.

(c) Cost for federal income tax purposes is $104,887,788.

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHLB	Federal Home Loan Bank
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GIC	Guaranteed Investment Contract
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement

4

INVESTMENT PORTFOLIO

February 28, 2006 (Unaudited)	Columbia Massachusetts Municipal Reserves

		Par ($)	Value ($)*
Municipal Bonds – 94.7%
FLORIDA – 0.4%
FL Orange County Housing Finance Authority
	River Glen of Orlando,
	Series 2001 E,
	Insured: FNMA,
	LIQ FAC: FNMA
	3.200% 08/15/31(a)	825,000	825,000
FLORIDA TOTAL			825,000
MASSACHUSETTS – 85.4%
MA Boston Water & Sewer Commission
	Series 1994 A,
	LOC: State Street Bank & Trust Co.
	3.150% 11/01/24(a)	4,100,000	4,100,000
MA Development Finance Agency
	3.250% 04/17/06	7,500,000	7,500,000
	Belmont Day School, Inc.,
	Series 2001,
	LOC: Sovereign Bank FSB
	3.220% 07/01/31(a)	4,000,000	4,000,000
	Boston College High School,
	Series 2003,
	LOC: Citizens Bank of Massachusetts
	3.220% 08/01/33(a)	3,000,000	3,000,000
	Boston University,
	Series 2002 R-1,
	Insured: XLCA,
	SPA: Societe Generale
	3.200% 10/01/42(a)	1,100,000	1,100,000
	Brooksby Village, Inc.,
	Series 2004,
	LOC: LaSalle Bank N.A.
	3.180% 07/01/32(a)	5,000,000	5,000,000
	Dexter School,
	Series 2000,
	Insured: MBIA,
	SPA: First Union National Bank
	3.220% 05/01/31(a)	2,000,000	2,000,000
	ISO New England, Inc.,
	Series 2005,
	LOC: KeyBank N.A.
	3.230% 02/01/32(a)	5,000,000	5,000,000
	Multi-Family Revenue,
	Andover Portland Avenue Associates LLC,
	Series 2004, AMT,
	Insured: FNMA
	3.280% 06/15/37(a)	7,500,000	7,500,000
	Mystic Valley Regional Charter School,
	Series 2005,
	LOC: Sovereign Bank FSB
	3.200% 06/15/08(a)	2,655,000	2,655,000
	Series 2004 A,
	LOC: PNC Bank N.A.
	3.230% 12/01/37(a)	4,560,000	4,560,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
MASSACHUSETTS – (continued)
	Shady Hill School,
	Series 1998 A,
	LOC: Citizens Bank of Massachusetts
	3.180% 10/01/28(a)	4,700,000	4,700,000
	Various Bridgewell, Inc.,
	Series 2005 A,
	LOC: KeyBank N.A.
	3.230% 06/01/30(a)	3,585,000	3,585,000
	Young Mens Christian Association of Greater Boston,
	Series 2004 B,
	LOC: Citizens Bank of Massachusetts
	3.200% 12/31/07(a)	2,000,000	2,000,000
	Young Mens Christian Association of Greater Worcester,
	Series 2001,
	LOC: Banknorth N.A.
	3.220% 01/01/31(a)	3,620,000	3,620,000
MA Eclipse Funding Trust
	Series 2005-0003,
	Insured: FSA,
	LIQ FAC: U.S. Bank Trust, N.A.
	3.210% 08/15/24(a)(b)	6,385,000	6,385,000
MA Health & Educational Facilities Authority
	Emmanuel College,
	Series 2003,
	LOC: Allied Irish Bank PLC
	3.180% 07/01/33(a)	2,000,000	2,000,000
	Partners Healthcare System, Inc.,
	Series 2003 D-4,
	3.170% 07/01/38(a)	1,700,000	1,700,000
	Series 1985 C,
	Insured: MBIA,
	SPA: State Street Bank & Trust Co.
	2.980% 07/01/10(a)	1,000,000	1,000,000
	Series 1989,
	3.150% 01/01/24(a)	1,000,000	1,000,000
	Series 2004 A-14,
	3.220% 07/01/32(a)(b)	6,985,000	6,985,000
MA Housing Finance Agency
	Housing Revenue,
	Series 2005 R-421, AMT,
	Insured: FSA,
	LIQ FAC: Citibank N.A.
	3.250% 07/01/22(a)(b)	4,700,000	4,700,000
	Series 2005, AMT,
	Insured: FSA,
	SPA: Merrill Lynch Capital Services
	3.210% 07/01/25(a)(b)	1,500,000	1,500,000
MA Industrial Finance Agency
	Buckingham Browne & Nichols School,
	Series 1997,
	LOC: State Street Bank & Trust Co.
	3.190% 05/01/27(a)	4,800,000	4,800,000
	Governor Dummer Academy,
	Series 1996,
	LOC: Citizens Bank of Massachusetts
	3.190% 07/01/26(a)	2,900,000	2,900,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
MASSACHUSETTS – (continued)
MA Massachusetts Bay Transportation Authority

	Series 1996, AMT,
	LOC: Citizens Bank of Massachusetts
	3.290% 05/01/16(a)	1,800,000	1,800,000
	Sales Tax Revenue:
	Series 2004 B-04,
	SPA: Wachovia Bank N.A.
	3.220% 07/01/21(a)(b)	3,980,000	3,980,000
	Series 2005,
	LIQ FAC: Lehman Liquidity Co.
	3.230% 07/01/31(a)(b)	4,000,000	4,000,000
MA Port Authority
	Series 2005 R-388, AMT,
	Insured: AMBAC,
	LIQ FAC: Citibank N.A.
	3.280% 01/01/22(a)(b)	2,500,000	2,500,000
	Series 2005-952,
	Insured: AMBAC,
	LIQ FAC: JPMorgan Chase Bank
	3.210% 07/01/13(a)(b)	1,765,000	1,765,000
MA Roaring Fork Municipal Products LLC
	Series 2003-10 A,
	Insured: MBIA-IBC
	3.220% 11/01/17(a)(b)	1,975,000	1,975,000
	Series 2005-7 A,
	Insured: AMBAC
	3.220% 07/01/27(a)(b)	5,185,000	5,185,000
MA School Building Authority
	Sales Tax Revenue:
	Series 2005 A,
	Insured: FSA,
	LIQ FAC: Citibank N.A.
	3.220% 08/15/30(a)(b)	1,000,000	1,000,000
	Series 2005 R-414,
	Insured: MBIA,
	LIQ FAC: Citibank N.A.
	3.220% 08/15/27(a)(b)	4,990,000	4,990,000
MA Shrewsbury
	Series 2005,
	4.500% 11/22/06	1,675,000	1,689,774
MA Special Obligation
	Dedicated Tax Revenue,
	Series 2004,
	Insured: FGIC
	3.200% 01/01/12(a)(b)	6,165,000	6,165,000
MA State
	3.100% 03/08/06	1,800,000	1,800,000
	Series 1997 B,
	SPA: Landesbank Hessen-Thuringen
	3.200% 08/01/15(a)	7,415,000	7,415,000
	Series 2000 A,
	SPA: Landesbank Baden-Wurttemberg
	3.000% 12/01/30(a)	105,000	105,000
	Series 2001 B,
	SPA: Landesbank Hessen-Thuringen
	3.200% 01/01/21(a)	1,345,000	1,345,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
MASSACHUSETTS – (continued)
	Series 2001 C,
	SPA: State Street Bank & Trust Co.
	3.200% 01/01/21(a)	300,000	300,000
	Series 2004-449,
	Insured: AMBAC,
	LIQ FAC: JPMorgan Chase Bank
	3.200% 02/01/18(a)(b)	2,395,000	2,395,000
MA University Building Authority Facilities Revenue
	Series 2004,
	Insured: MBIA,
	SPA: Merrill Lynch Capital Services
	3.200% 05/01/12(a)(b)	4,140,000	4,140,000
MA Water Resources Authority
	Series 1999 B
	LOC: Landesbank Hessen-Thuringen
	3.140% 08/01/28(a)	1,550,000	1,550,000
	Series 2000 B,
	Insured: FGIC
	3.050% 08/01/37(a)	1,500,000	1,500,000
	Series 2000 C,
	Insured: FGIC
	3.190% 08/01/37(a)	1,375,000	1,375,000
	Series 2001 A,
	Insured: FGIC,
	SPA: Bayerische Landesbank
	3.170% 08/01/23(a)	3,235,000	3,235,000
	Series 2001 B,
	Insured: FGIC,
	SPA: Bayerische Landesbank
	3.100% 08/01/31(a)	6,725,000	6,725,000
	Series 2002 C,
	LOC: Landesbank Hessen-Thuringen:
	3.020% 08/01/20(a)	3,700,000	3,700,000
MA Winchester
	Series 2005,
	3.750% 07/03/06	4,807,000	4,823,680
MASSACHUSETTS TOTAL			168,748,454
MICHIGAN – 1.4%
MI University
	Series 2002 A,
	LOC: DEPFA Bank PLC
	2.970% 08/15/32(a)	2,805,000	2,805,000
MICHIGAN TOTAL			2,805,000
NORTH CAROLINA – 0.8%
NC Montgomery County Industrial Facilities & Pollution Control Financing Authority
	Republic Services of NC LLC,
	Series 2000, AMT,
	LOC: SunTrust Bank

		Par ($)	Value ($)
Municipal Bonds – (continued)
NORTH CAROLINA – (continued)
	3.010% 12/01/20(a)	1,580,000	1,580,000
NORTH CAROLINA TOTAL			1,580,000
PUERTO RICO – 6.2%
PR Commonwealth of Puerto Rico
	Series 2001,
	Insured: FSA,
	LIQ FAC: Bank of New York
	3.200% 07/01/27(a)(b)	2,695,000	2,695,000
	Series 2005,
	4.500% 07/28/06	2,500,000	2,512,764
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2006,
	Insured: AMBAC,
	SPA: Merrill Lynch Capital Services
	3.400% 07/01/18(a)(b)	3,000,000	3,000,000
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2003-363,
	Insured: AMBAC,
	LIQ FAC: JPMorgan Chase Bank
	3.170% 12/01/19(a)(b)	4,000,000	4,000,000
PUERTO RICO TOTAL			12,207,764
TEXAS – 0.5%
TX Bell County Health Facilities Development Corp.
	Series 2000 B-1,
	SPA: Morgan Guaranty Trust
	3.010% 08/15/29(a)	970,000	970,000
TEXAS TOTAL			970,000

	Total Municipal Bonds (cost of $187,136,218)		187,136,218

	Total Investments – 94.7% (cost of $187,136,218)(c)		187,136,218

	Other Assets & Liabilities, Net – 5.3%		10,439,784

	Net Assets – 100.0%		197,576,002

Notes to Investment Portfolio:
*

Security Valuation:

Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act, provided certain conditions are met. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. Investments in other investment companies are valued at net asset value.

(a)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at February 28, 2006.

(b)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration. At February 28, 2006, the value of these securities amounted to $67,360,000, which represents 34.1% of net assets.

(c)	Cost for federal income tax purposes is $187,136,218.

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
IBC	Insured Bond Certificate
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-By Purchase Agreement
XLCA	XL Capital Assurance, Inc.

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on his evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 26, 2006

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	April 26, 2006